Document and Entity Information Document	Apr. 09, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 09, 2025
Entity Registrant Name	Walmart Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06991
Entity Tax Identification Number	71-0415188
Entity Address, Address Line One	702 S.W. 8th Street
Entity Address, City or Town	Bentonville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72716-0215
City Area Code	479
Local Phone Number	273-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000104169
Amendment Flag	false
Common Stock, par value $0.10 per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	WMT
Security Exchange Name	NYSE
2.550% Notes Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.550% Notes due 2026
Trading Symbol	WMT26
Security Exchange Name	NYSE
1.050% Notes Due 2026
Entity Information [Line Items]
Title of 12(b) Security	1.050% Notes due 2026
Trading Symbol	WMT26A
Security Exchange Name	NYSE
1.500% Notes Due 2028
Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2028
Trading Symbol	WMT28C
Security Exchange Name	NYSE
4.875% Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2029
Trading Symbol	WMT29B
Security Exchange Name	NYSE
5.750% Notes Due 2030
Entity Information [Line Items]
Title of 12(b) Security	5.750% Notes due 2030
Trading Symbol	WMT30B
Security Exchange Name	NYSE
1.800% Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	1.800% Notes due 2031
Trading Symbol	WMT31A
Security Exchange Name	NYSE
5.625% Notes Due 2034
Entity Information [Line Items]
Title of 12(b) Security	5.625% Notes due 2034
Trading Symbol	WMT34
Security Exchange Name	NYSE
5.250% Notes Due 2035
Entity Information [Line Items]
Title of 12(b) Security	5.250% Notes due 2035
Trading Symbol	WMT35A
Security Exchange Name	NYSE
4.875% Notes Due 2039
Entity Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2039
Trading Symbol	WMT39
Security Exchange Name	NYSE